Fair values of financial instruments not carried at fair value (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		£ 284,041	£ 308,255
Financial liabilities		455,891	442,813
– fair value gains/(losses)		197	495	£ (2,631)
France Retail Banking Business | Forecast
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
– fair value gains/(losses)	£ 800
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		26,515	22,943
Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		242,303	222,941
Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		4,288	17,587
Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		40,384	53,416
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		14,521	14,371
Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		115	8,103
Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		82,666	75,491
Loans and advances to customers | France Retail Banking Business
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		5,500	6,200
Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		769	13,345
Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		53,612	73,494
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		12,226	8,861
Fair value | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		26,518	22,950
Fair value | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		242,320	223,067
Fair value | Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		4,288	17,587
Fair value | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		40,385	53,416
Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		14,523	14,371
Fair value | Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		115	8,103
Fair value | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		81,752	74,904
Fair value | Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		771	12,902
Fair value | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		53,614	73,494
Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		12,176	8,837
Fair value | Level 1 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 1 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 1 | Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 1 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 1 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 1 | Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 1 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 1 | Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 1 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 1 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		10,980	7,173
Fair value | Level 2 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		26,518	22,950
Fair value | Level 2 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		242,320	223,067
Fair value | Level 2 | Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		4,288	17,587
Fair value | Level 2 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		40,385	53,416
Fair value | Level 2 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		14,523	14,371
Fair value | Level 2 | Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		115	8,103
Fair value | Level 2 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 2 | Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 2 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		53,614	73,494
Fair value | Level 2 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		1,196	1,660
Fair value | Level 3 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 3 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 3 | Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 3 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
Fair value | Level 3 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 3 | Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 3 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		81,752	74,904
Fair value | Level 3 | Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		771	12,902
Fair value | Level 3 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	0
Fair value | Level 3 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		0	4
At cost | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		19,461	13,443
At cost | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	1,080
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		16,908	14,920
At cost | Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		19,472	13,458
At cost | Fair value | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	1,066
At cost | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		17,267	15,219
At cost | Fair value | Level 1 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Level 1 | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Level 1 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Level 2 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		19,330	13,320
At cost | Fair value | Level 2 | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	1,066
At cost | Fair value | Level 2 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		17,267	15,219
At cost | Fair value | Level 3 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		142	138
At cost | Fair value | Level 3 | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		0	0
At cost | Fair value | Level 3 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		£ 0	£ 0